Principal subsidiaries - Summary of information about subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
WeRide Corp.
Principal subsidiaries
Name of subsidiary	WeRide Corp.
Country of incorporation of subsidiary	the U.S.
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Research and development of autonomous driving technology
WeRide Hong Kong Limited
Principal subsidiaries
Name of subsidiary	WeRide HK
Country of incorporation of subsidiary	the PRC Hong Kong
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Holding company
WeRide (Singapore) Pte. Ltd.
Principal subsidiaries
Name of subsidiary	WeRide (Singapore) Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
WeRide Middle East General Trading Ltd.
Principal subsidiaries
Name of subsidiary	WeRide Middle East General Trading Ltd.
Country of incorporation of subsidiary	Abu Dhabi
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Guangzhou Wenyuan
Principal subsidiaries
Name of subsidiary	Guangzhou Wenyuan
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Guangzhou Jingqi
Principal subsidiaries
Name of subsidiary	Guangzhou Jingqi
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Wenyuan Yuexing (Guangdong) Travel Technology Co., Ltd.
Principal subsidiaries
Name of subsidiary	Wenyuan Yuexing (Guangdong) Travel Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Wenyuan Suxing (Jiangsu) Technology Co., Ltd.
Principal subsidiaries
Name of subsidiary	Wenyuan Suxing (Jiangsu) Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Wuxi WeRide Intelligent Tech. Co., LTD
Principal subsidiaries
Name of subsidiary	Wuxi WeRide Intelligent Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Shenzhen Wenyuan Zhixing Intelligent Technology Co., Ltd.
Principal subsidiaries
Name of subsidiary	Shenzhen Wenyuan Zhixing Intelligent Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Research and development of autonomous driving technology
Wenyuan Jingxing (Beijing) Technology Co., Ltd.
Principal subsidiaries
Name of subsidiary	Wenyuan Jingxing (Beijing) Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Taizhou Wenyuan Zhixing Intelligent Technology Co., Ltd.
Principal subsidiaries
Name of subsidiary	Taizhou Wenyuan Zhixing Intelligent Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Data processing of autonomous driving technology
Shanghai Wenyuan Zhixing Automotive Technology Co., Ltd.
Principal subsidiaries
Name of subsidiary	Shanghai Wenyuan Zhixing Automotive Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Research and development of autonomous driving technology